BORROWINGS - Borrowings by Currency (Details) € in Millions, ₨ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 29,076						$ 23,776
Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	27,457						23,166
U.S. dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	15,037						15,305
Euros | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	7,569	€ 6,672					3,466	€ 2,820
Brazilian real | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	1,638		R$ 9,138				1,475		R$ 7,667
Australian dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	985			$ 1,357			994			$ 1,292
Indian rupees | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	760				₨ 56,728		967				₨ 70,614
Canadian dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	1,443					$ 1,824	923					$ 1,175
Other | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	25						36
Other local currency | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 195						$ 144